Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 38,303	$ 14,364
Less: accumulated depreciation	(868)	(344)
Total property and equipment, net	37,435	14,020
Office furniture and lab equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	648	820
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,109	151
Equipment and machinery [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,766	1,762
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	544	16
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	132
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	6,314	6,297
Production line in construction [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 26,790	$ 5,318